Note 12 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Accounts receivable, due to allowances for doubtful accounts and sales returns	$ 30,238	$ 139,809
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	873,433	764,183
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	187,108	294,857
Share-based compensation expense	59,622	16,814
Section 163(j) interest	18,527	254,520
Expenses incurred related to expected PPP Loan forgiveness	0	1,162,161
Net operating loss carryforwards	3,114,714	2,163,956
AMT credit carryforwards	0	25,003
Other	33,383	53,136
Total gross deferred tax assets	4,317,025	4,874,439
Valuation allowance	(4,280,823)	(4,759,862)
Net deferred tax assets	36,202	114,577
Plant and equipment, due to differences in depreciation and capital gain recognition	(36,202)	(86,997)
Other receivables, due to accrual for financial reporting purposes	0	(2,577)
Total gross deferred tax liabilities	(36,202)	(89,574)
Net deferred tax asset	$ 0	$ 25,003